BUSINESS COMBINATION	3 Months Ended
Mar. 31, 2021
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE 9.  BUSINESS COMBINATION

The Mergers

On February 1, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Catalyst Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of ours (“First Merger Sub”), Catalyst Merger Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of ours (“Second Merger Sub”), and PlayStudios, Inc., a Delaware corporation (“PlayStudios”). The Merger Agreement provides that, subject to the approval of Acies’ shareholders and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Business Combination”):

(i) at the closing of the transactions contemplated by the Merger Agreement (the “Closing”) (x) in accordance with the Delaware General Corporation Law, as amended (the “DGCL”), First Merger Sub will merge with and into PlayStudios and PlayStudios will be the surviving corporation and a wholly owned subsidiary of Acies (the “First Merger”) and (y) immediately following the First Merger, and as part of an integrated transaction with the First Merger, PlayStudios will merge with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the Second Merger and a wholly owned subsidiary of Acies (the “Second Merger” and, together with the First Merger, the “Mergers”);

(ii) as a result of the Mergers, among other things, each outstanding share of common stock of PlayStudios (“PlayStudios Common Stock”) and each share of preferred stock of PlayStudios (“PlayStudios Preferred Stock”) issued and outstanding as of the effective time of the First Merger (the “Effective Time”) will be cancelled in exchange for the right to receive the following:

(a)    if the holder of such share makes an election to receive cash (“Cash Electing Share”), an amount of cash, without interest, equal to the quotient of $1,041,000,000 divided by the sum of, as of immediately prior to the Effective Time, (x) the number of issued and outstanding shares of PlayStudios Common Stock (including, without duplication, the number of issued and outstanding shares of PlayStudios Preferred Stock on an as-converted basis); (y) the number of shares of PlayStudios Common Stock issued or issuable upon the exercise of all outstanding, vested and unexercised options to purchase shares of PlayStudios Common Stock; and (z) the shares of PlayStudios Common Stock underlying any issued and outstanding warrants of PlayStudios, in the case of (y) and (z) as determined on a net exercise basis (the “Per Share Merger Consideration Value”); provided,  however, that (1) the aggregate amount of Cash Electing Shares available to each holder shall not exceed 15% of the shares of PlayStudios capital stock held by such holder; and (2) if the sum of the aggregate number of Dissenting Shares (as defined in the Merger Agreement) and the aggregate number of Cash Electing Shares multiplied by (y) the Per Share Merger Consideration Value (such product, the “Aggregate Cash Election Amount”), exceeds the Available Cash Consideration (as defined in the Merger Agreement, such Available Cash Consideration not to exceed $150,000,000), then each Cash Electing Share shall be converted into the right to receive (A) an amount in cash, without interest, equal to the product of (1) the Per Share Merger Consideration Value and (2) a fraction, the numerator of which shall be the Available Cash Consideration and the denominator of which shall be the Aggregate Cash Election Amount (such fraction, the “Cash Fraction”) and (B) an amount of the stock consideration described in clause (b), below, multiplied by one minus the Cash Fraction;

(b)    if the holder of such share does not make a cash election, a number of validly issued, fully paid and nonassessable shares of New PlayStudios Class A Common Stock (as defined below) equal to the quotient obtained by dividing (A) the Per Share Merger Consideration Value by (B) $10.00, except that if any such shares are owned by Andrew S. Pascal (the “Founder”), or any member of the Pascal Family Trust and their respective affiliates (collectively, the “Founder Group”), such share will instead receive a number of validly issued, fully paid and nonassessable shares of New PlayStudios Class B Common Stock par value $0.0001 per share (the “New PlayStudios Class B Common Stock”), equal to the quotient obtained by dividing (A) the Per Share Merger Consideration Value by (B) $10.00. The shares of New PlayStudios Class B Common Stock will have the same economic terms as the shares of New PlayStudios Class A Common Stock, but the shares of New PlayStudios Class A Common Stock will be entitled to one vote per share, and the shares of New PlayStudios Class B Common Stock will be entitled to 20 votes per share. Any shares of New PlayStudios Class B Common Stock that are transferred outside the Founder Group (except for certain permitted transfers) will automatically convert into shares of New PlayStudios Class A Common Stock. In addition, the outstanding shares of New PlayStudios Class B Common Stock will be subject to a “sunset” provision by which all outstanding shares of New PlayStudios Class B Common Stock will automatically convert into shares of New PlayStudios Class A Common Stock (i) if holders representing a majority of the New PlayStudios Class B Common Stock vote to convert the New PlayStudios Class B Common Stock into New PlayStudios Class A Common Stock, (ii) if the Founder Group and its permitted transferees collectively no longer beneficially own at least 20% of the number of shares of New PlayStudios Class B Common Stock collectively held by the Founder Group as of the Effective Time, or (iii) on the nine-month anniversary of the Founder’s death or disability, unless such date is extended by a majority of independent directors;

(iii) as a result of the Mergers, each outstanding share of PlayStudios Common Stock and PlayStudios Preferred Stock issued and outstanding immediately prior to the Effective Time as well as any outstanding unexercised vested options to purchase shares of PlayStudios Common Stock will also receive the contingent right to receive the applicable Earnout Pro Rata Portion (as defined in the Merger Agreement) of an aggregate of 15,000,000 additional shares of New PlayStudios Class A Common Stock (the “Earnout Shares”), which right shall be contingent upon certain price milestones that are more fully set out in the Merger Agreement (the consideration described in the foregoing clauses (ii) and (iii), collectively, the “Merger Consideration”); and

(iv) as a result of the Mergers, each outstanding and unexercised option to purchase PlayStudios Common Stock, whether or not vested or exercisable, will be converted into an option to purchase a share of New PlayStudios Class A Common Stock, except for any such option that is held by any member of the Founder Group, which will be converted into an option to purchase a share of New PlayStudios Class B Common Stock.

The Board of Directors of Acies (the “Board”) has (i) approved and declared advisable the Merger Agreement, the Business Combination and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the shareholders of Acies.

The Domestication

Prior to the Closing, subject to the approval of Acies’ shareholders, and in accordance with the DGCL, Cayman Islands Companies Law (2021 Revision) (the “CICL”) and Acies’ Amended and Restated Memorandum and Articles of Association (as may be amended from time to time, the “Cayman Constitutional Documents”), Acies will effect a deregistration under the CICL and a domestication under Section 388 of the DGCL (by means of filing a certificate of domestication (the “Certificate of Domestication”) with the Secretary of State of Delaware), pursuant to which Acies’ jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).

In connection with the Domestication, (i) each of the then issued and outstanding Acies Class A Ordinary Shares will convert automatically, on a one-for-one basis, into a share of Class A Common Stock, par value $0.0001 per share of New PlayStudios (after its Domestication) (the “New PlayStudios Class A Common Stock”, and together with the New PlayStudios Class B Common Stock, the “New PlayStudios Common Stock”), (ii) each of the then issued and outstanding Acies Class B Ordinary Shares will convert automatically, on a one-for-one basis, into a share of New PlayStudios Class A Common Stock, after giving effect to the forfeiture of certain Acies Class B Ordinary Shares held by the Sponsor pursuant to that certain Sponsor agreement by and among PlayStudios, Acies and the Sponsor (the “Sponsor Support Agreement”), (iii) each then issued and outstanding warrant of Acies will convert automatically, on a one-for-one basis, into a warrant to acquire one share of New PlayStudios Class A Common Stock (“New PlayStudios Warrant”), on substantially the same terms and conditions as specified in the Warrant Agreement, dated October 22, 2020, between Acies and Continental Stock Transfer & Trust Company, as warrant agent, after giving effect to the forfeiture of certain warrants of Acies held by the Sponsor pursuant to the Sponsor Agreement.

Conditions to Closing

The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of Acies and PlayStudios, (ii) effectiveness of the proxy statement / prospectus on Form S-4 filed by Acies in connection with the Business Combination, (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (iv) receipt of approval for listing on Nasdaq of the shares of New PlayStudios Common Stock to be issued in connection with the Mergers, (v) that Acies shall not have redeemed Acies Class A Ordinary Shares that would cause Acies to have less than $5,000,001 of net tangible assets upon Closing, and (vi) the absence of any injunctions or statute, rule or regulation prohibiting the transactions.

Other conditions to PlayStudios’ obligations to consummate the Mergers include, among others, that as of the Closing, the amount of cash available in (x) the Trust Account, after deducting the amount required to satisfy Acies’ obligations to its shareholders (if any) that exercise their rights to redeem their Acies Class A Ordinary Shares pursuant to the Cayman Constitutional Documents (but prior to payment of (A) any deferred underwriting commissions being held in the Trust Account and (B) any transaction expenses of Acies or its affiliates) plus (y) the PIPE Investment (as defined below), is at least $200,000,000 minus qualified expenses related to the cost of filing fees and seeking governmental approval of the Mergers.

Covenants

The Merger Agreement contains additional covenants, including, among others, providing for (i) the parties to conduct their respective businesses in the ordinary course through the Closing, (ii) PlayStudios to prepare certain audited and unaudited consolidated financial statements of PlayStudios for inclusion in the proxy statement / prospectus on Form S-4 related to the Business Combination, (iii) Acies and PlayStudios to prepare and Acies file a proxy statement / prospectus on Form S-4 and take certain other actions to obtain the requisite approval of Acies shareholders of certain proposals regarding the Business Combination (including the Domestication), and (iv) the parties to use reasonable best efforts to obtain necessary approvals from governmental agencies.

Representations and Warranties

The Merger Agreement contains customary representations and warranties by Acies, First Merger Sub, Second Merger Sub and PlayStudios. The representations and warranties of the respective parties to the Merger Agreement generally will not survive the Closing.

Termination

The Merger Agreement may be terminated at any time prior to the Closing (i) by mutual written agreement of Acies and PlayStudios, (ii) by PlayStudios or Acies, if (a) Closing has not occurred on or before August 15, 2021, subject to requirements set forth in the Merger Agreement, (b) any Governmental Order (as defined in the Merger Agreement) shall have issued making consummation of the Mergers illegal or otherwise preventing or prohibiting consummation of the Mergers or (c) Acies shareholder approval is not obtained at an extraordinary general meeting of Acies shareholders, (iii) by Acies, if (a) the Company Support Agreements (as defined below) are not delivered to Acies within twenty-four (24) hours after the date of the Merger Agreement, (b) any breach of any representation, warranty, covenant or agreement on the part of PlayStudios set forth in the Merger Agreement, subject to the conditions and certain exceptions contained therein, or (c) PlayStudios stockholder approval of the Mergers is not obtained within forty-eight (48) hours of the time the Registration Statement becomes effective), or (iv) by PlayStudios, upon any breach of any representation, warranty, covenant or agreement on the part of Acies set forth in the Merger Agreement, subject to the conditions and certain exceptions contained therein.

Subscription Agreements

On February 1, 2021, Acies entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 25,000,000 shares of New PlayStudios Class A Common Stock for an aggregate purchase price equal to $250 million (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the closing of the transactions contemplated by the Merger Agreement, subject to the terms and conditions contemplated by the Subscription Agreements.

The Subscription Agreements for the PIPE Investors provide for certain registration rights. In particular, New PlayStudios will be required to, as soon as practicable but no later than 30 calendar days following the Closing, submit to or file with the SEC a registration statement registering the resale of such shares. Additionally, New PlayStudios will be required to use its commercially reasonable efforts to have the registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th calendar day following the filing date thereof, (ii) the 90th calendar day following the filing date thereof if the SEC notifies New PlayStudios that it will “review” the registration statement and (iii) the 10th business day after the date New PlayStudios is notified in writing by the SEC that the registration statement will not be “reviewed” or will not be subject to further review. New PlayStudios must use reasonable best efforts to keep the registration statement effective until the earliest of: (i) the date on which all of the shares covered by the registration statement have been sold, (ii) with respect to shares held by a particular subscriber, the date all shares held by such subscriber may be sold without restriction under Rule 144 and (iii) three years from the date of effectiveness of the registration statement.

The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the parties to such Subscription Agreement; (c) if any of the conditions to closing set forth in such Subscription Agreement are not satisfied on or prior to the Closing and, as a result thereof, the transactions contemplated by the Subscription Agreement fail to occur; and (d) August 16, 2021, if the Closing has not occurred by such date.

Sponsor Support Agreement

On February 1, 2021, Acies entered into a Sponsor Support Agreement, pursuant to which the Sponsor and each director of Acies agreed, among other things, (i) to vote in favor of the Merger Agreement and the transactions contemplated thereby, (ii) that 900,000 Acies Class B Ordinary Shares held by the Sponsor shall become unvested and subject to forfeiture if certain earnout conditions described more fully in the Sponsor Support Agreement are not satisfied, (iii) to forfeit, for no consideration, 850,000 Acies Class B Ordinary Shares held by the Sponsor and 715,000 Acies Private Placement Warrants (as defined in the Sponsor Support Agreement), (iv) to forfeit additional Acies Class B Ordinary Shares conditioned on certain redemptions of Acies Class A Ordinary Shares that are more fully set forth in the Sponsor Support Agreement and (v) not to transfer any Acies Class B Ordinary Shares or Acies Private Placement Warrants (together, the “Sponsor Lockup Securities”) until the date that is 12 months after the Closing, except that on the date that is 180 days after the Closing, an amount of Sponsor Lockup Securities equal to the lesser of (A) 5% of the Sponsor Lockup Securities held by each holder of Sponsor Lockup Securities and (B) 50,000 Sponsor Lockup Securities held by each holder of Sponsor Lockup Securities, will no longer be subject to the transfer restrictions in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.

Company Support Agreements

On February 2, 2021, Acies also entered into Voting and Support Agreements (the “Company Support Agreements”), by and among Acies, PlayStudios and certain stockholders of PlayStudios (the “Key Stockholders”). Under the Company Support Agreements, the Key Stockholders agreed, within forty-eight (48) hours following the SEC declaring effective the proxy statement/prospectus relating to the approval by Acies shareholders of the Business Combination, to execute and deliver a written consent with respect to the outstanding shares of PlayStudios Common Stock and PlayStudios Preferred Stock held by the Key Stockholders adopting the Merger Agreement and related transactions and approving the Business Combination. The shares of PlayStudios Common Stock and PlayStudios Preferred Stock that are owned by the Key Stockholders and subject to the Company Support Agreements represent (i) a majority of the outstanding voting power of PlayStudios Preferred Stock, voting as a separate class and (ii) a majority of the outstanding voting power of PlayStudios Common Stock and PlayStudios Preferred Stock (on an as converted basis), voting together as a single class.

Transfer Restrictions and Registration Rights

The Merger Agreement contemplates that, at the Closing, New PlayStudios, the Sponsor and certain of PlayStudios’ stockholders and certain of their respective affiliates will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which New PlayStudios will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of New PlayStudios Common Stock and other equity securities of New PlayStudios that are held by the parties thereto from time to time. Additionally, the Bylaws of New PlayStudios (the “Bylaws”) contain certain restrictions on transfer with respect to the shares of New PlayStudios Common Stock received as Merger Consideration immediately following Closing (the “PlayStudios Lockup Securities”). Such restrictions begin at Closing and end at the date that is 12 months after the Closing, except that on the date that is 180 days after the Closing, an amount of PlayStudios Lockup Securities equal to the lesser of (A) 5% of the PlayStudios Lockup Securities held by each holder of PlayStudios Lockup Securities and (B) 50,000 PlayStudios Lockup Securities held by each holder of PlayStudios Lockup Securities, will no longer be subject to the transfer restrictions.

The Subscription Agreements, the Sponsor Support Agreement and the Company Support Agreements have been included to provide investors with information regarding its terms. They are not intended to provide any other factual information about Acies or its affiliates. The representations, warranties, covenants and agreements contained in the Subscription Agreements, the Sponsor Support Agreement, the Company Support Agreements and the other documents related thereto were made only for purposes and as of the specific dates set forth therein, were solely for the benefit of the parties to the Subscription Agreements, the Sponsor Support Agreement and the Company Support Agreements, may be subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the parties to the Subscription Agreements, the Sponsor Support Agreement or Company Support Agreements instead of establishing these matters as facts, and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to investors. Investors are not third-party beneficiaries under the Subscription Agreements, the Sponsor Support Agreement or the Company Support Agreements and should not rely on the representations, warranties, covenants and agreements or any descriptions thereof as characterizations of the actual state of facts or condition of the parties thereto or any of their respective subsidiaries or affiliates. Moreover, information concerning the subject matter of representations and warranties may change after the date of the Subscription Agreements, the Sponsor Support Agreements or the Company Support Agreements, as applicable, which subsequent information may or may not be fully reflected in Acies’ public disclosures.

Initial Business Combination - Other

In the event Acies does not consummate its initial Business Combination with PlayStudios, it will continue to search for an appropriate target up until the Completion Window. Specific sectors that we may target span live events, family entertainment, casino gaming, destination hospitality, sports, sports betting and iGaming, and social and casual mobile games. We are pursuing both consumer-facing operators as well as the business-to-business platforms that support them. We are predominantly focused on the U.S.; however our search may expand to international markets.

Experiential entertainment, consumed through live, location-based venues or played across mobile platforms, has become a prime pursuit of American consumers. Companies able to create unique or memorable experiences that foster communal connections through shared values have captured an increasing share of consumers’ entertainment time and budgets. In turn, the industry has become one of the most important drivers of the U.S. economy, led to the dynamic creation of new concepts, companies, and distribution channels, and attracted significant private growth capital. According to the Bureau of Economic Analysis, it is estimated that in excess of $1 trillion was spent on entertainment in the United States in 2019, approximately 4.5x that which was spent in 1990. Consumers’ entertainment expenditures grew almost 25% faster during this period than U.S. GDP, as consumers dedicated an increasing portion of their expenditures to entertainment. Our expertise strongly positions us to capitalize on what we believe to be newly created and actionable acquisition opportunities across this ecosystem.